Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Current assets:
Cash and cash equivalents	$ 20,006	$ 22,985
Accounts receivable, net	23,526	28,728
Inventories	12,141	8,508
Prepaid expenses and other current assets	5,097	5,427
Current assets of discontinued operations	1,121	5,431
Total current assets	61,891	71,079
Non-current assets:
Property, Plant and Equipment, Net	693	1,779
Operating lease right-of-use assets	829	1,828
Intangible assets, net	52,453	57,441
Other non-current assets	2,185	2,454
Non-current assets of discontinued operations	44	1,882
Total non-current assets	56,204	65,384
Total assets	118,095	136,463
Liabilities, Current [Abstract]
Accounts payable	10,314	12,549
Accrued liabilities	38,143	45,962
Revolving credit facility	2,395	1,563
Long-Term Debt and Lease Obligation, Current	1,857	85
Other Liabilities, Current	8,962	7,090
Current liabilities of discontinued operations	557	1,766
Total current liabilities	62,228	69,015
Liabilities, Noncurrent [Abstract]
Debt, net of current portion	10,877	14,713
Derivative warrant liabilities	12,745	6,403
Other Liabilities, Noncurrent	4,529	6,975
Total non-current liabilities	28,151	28,091
Commitments and contingencies (note 18)
Stockholders’ equity
Preferred stock, par value $.0001; 50,000,000 shares authorized; no shares issued or outstanding	0	0
Common stock, par value $.0001; 200,000,000 shares authorized; 5,972,638 and 5,517,174 shares issued and outstanding, respectively	1	1
Additional paid-in capital	347,688	343,485
Accumulated deficit	(319,973)	(304,129)
Total stockholders’ equity	27,716	39,357
Total liabilities and stockholders’ equity	118,095	136,463
Debt Excluding Credit Facility [Member]
Liabilities, Current [Abstract]
Long-Term Debt and Lease Obligation, Current	$ 1,857	$ 85